Goodwill and Intangible Assets (Details) - Schedule of Intangible Assets - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Oct. 01, 2023	Dec. 31, 2022	Dec. 31, 2021
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 43,237	$ 43,237
Impairment	(28,083)
Held for Sale	(12,299)
Accumulated Amortization	(2,855)	(627)
Net Amount	0	42,610
Assembled Workforce [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	137	137	$ 137
Impairment	0
Held for Sale	0
Accumulated Amortization	(137)	(133)	(65)
Net Amount	0	$ 4	$ 72
Weighted- Average Remaining Life (Years)		1 month 6 days
Trademarks [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	5,700	$ 5,700
Impairment	(3,714)
Held for Sale	(1,463)
Accumulated Amortization	(523)	(95)
Net Amount	0	$ 5,605
Weighted- Average Remaining Life (Years)		9 years 9 months 18 days
Customer relationship [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	24,700	$ 24,700
Impairment	(16,094)
Held for Sale	(7,577)
Accumulated Amortization	(1,029)	(187)
Net Amount	0	$ 24,513
Weighted- Average Remaining Life (Years)		21 years 9 months 18 days
Developed technology [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	12,700	$ 12,700
Impairment	(8,275)
Held for Sale	(3,259)
Accumulated Amortization	(1,166)	(212)
Net Amount	$ 0	$ 12,488
Weighted- Average Remaining Life (Years)		9 years 9 months 18 days